Adjustments Resulting from Foreign Currency Translation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intercompany Foreign Currency Balance [Line Items]
Amounts (credited)	$ (3,608)	$ (5,942)	$ (1,233)